Schedule III Real Estate and Accumulated Depreciation and Depletion Part I (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Encumbrances	$ 88,789
Initial Cost to Company	60,809
Cost capitalized subsequent to acquisition	180,604
Gross amount at which carried at end of period	241,413	$ 243,165	$ 240,302
Accumulated Depreciation & Depletion	27,921
Aggregate cost for Federal income tax purposes	86,834
Investment Property
Encumbrances	0
Initial Cost to Company	1,620
Cost capitalized subsequent to acquisition	(101)
Gross amount at which carried at end of period	1,519
Accumulated Depreciation & Depletion	702
Mining royalty lands
Encumbrances	0
Initial Cost to Company	39,294
Cost capitalized subsequent to acquisition	107
Gross amount at which carried at end of period	39,401
Accumulated Depreciation & Depletion	8,713
Asset Management Properties
Encumbrances	0
Initial Cost to Company	1,303
Cost capitalized subsequent to acquisition	15,502
Gross amount at which carried at end of period	16,805
Accumulated Depreciation & Depletion	6,789
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	167
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	200
Gross amount at which carried at end of period	885
Accumulated Depreciation & Depletion	98
Lake, FL
Encumbrances	0
Initial Cost to Company	403
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	403
Accumulated Depreciation & Depletion	158
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	998
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	13
Gross amount at which carried at end of period	4,703
Accumulated Depreciation & Depletion	70
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	296
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	324
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	298
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	298
Accumulated Depreciation & Depletion	298
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,714
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	5
Gross amount at which carried at end of period	1,185
Accumulated Depreciation & Depletion	600
Baltimore, MD 1
Encumbrances	0
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	4,832
Gross amount at which carried at end of period	5,271
Accumulated Depreciation & Depletion	3,146
Baltimore City, MD
Encumbrances	0
Initial Cost to Company	988
Cost capitalized subsequent to acquisition	9,551
Gross amount at which carried at end of period	10,539
Accumulated Depreciation & Depletion	212
Duval, FL
Encumbrances	0
Initial Cost to Company	198
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	198
Accumulated Depreciation & Depletion	39
Harford, MD 1
Encumbrances	0
Initial Cost to Company	1,571
Cost capitalized subsequent to acquisition	111
Gross amount at which carried at end of period	1,682
Accumulated Depreciation & Depletion	0
Anne Arun, MD 5
Encumbrances	0
Initial Cost to Company	666
Cost capitalized subsequent to acquisition	10,670
Gross amount at which carried at end of period	11,336
Accumulated Depreciation & Depletion	3,604
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	3,018
Gross amount at which carried at end of period	7,738
Accumulated Depreciation & Depletion	0
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	5,053
Gross amount at which carried at end of period	8,010
Accumulated Depreciation & Depletion	1,908
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	4,669
Gross amount at which carried at end of period	8,480
Accumulated Depreciation & Depletion	303
Development Properties
Encumbrances	0
Initial Cost to Company	14,047
Cost capitalized subsequent to acquisition	22,402
Gross amount at which carried at end of period	36,449
Accumulated Depreciation & Depletion	2,423
Dock 79
Encumbrances	88,789
Initial Cost to Company	6,165
Cost capitalized subsequent to acquisition	142,593
Gross amount at which carried at end of period	148,758
Accumulated Depreciation & Depletion	$ 9,996